Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Granting Practices

We do not grant equity awards on a predetermined schedule, but our board of directors or compensation, nominating and governance committee, as applicable, typically approve equity awards either at regularly scheduled meetings or during an open trading window. Although equity awards are sometimes granted off-cycle or during closed trading windows, typically stock options approved at such time become effective during an open window. We have not granted, nor do we intend to grant, stock options in anticipation of the release of material, nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and, we have not taken, nor do we intend to take, material nonpublic information into account when determining the terms of stock options. Similarly, we have not timed, nor do we intend to time, the release of material, nonpublic information for the purpose of affecting the value of executive compensation or for any other purpose.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We have not granted, nor do we intend to grant, stock options in anticipation of the release of material, nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and, we have not taken, nor do we intend to take, material nonpublic information into account when determining the terms of stock options.
MNPI Disclosure Timed for Compensation Value	false